Equity (Narrative) (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($) Share $ / shares shares	Mar. 31, 2021 USD ($) Share shares	Mar. 31, 2020 CAD ($) Share $ / shares	Mar. 31, 2020 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in acquisition of Quebec Inc. | shares	15,000,000	15,000,000
Value of common shares issued in acquisition of Quebec Inc.	$ 3,450,000	$ 2,458,470
Number of common shares issued to a contractor in exchange for services | shares	100,000	100,000
Value of common shares issued to a contractor in exchange for services	$ 22,875	$ 24,448
Number of common shares issued pursuant to vesting of restricted share units | shares	1,626,000	1,626,000
Value of common shares issued pursuant to vesting of restricted share units | $		$ 584,244
Amount reallocated from reserves to share capital in connection with vesting of restricted share units | $		$ 241,502
Number of share options exercised in share-based payment arrangement	7,476,972	7,476,972	1,469,938	1,469,938
Value of common shares issued for options exercised	$ 4,673,819	$ 3,779,887	$ 440,981	$ 329,323
Proceeds from exercise of options | $		1,803,432		329,323
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.63		$ 0.30
Amount reallocated from reserves to share capital in connection with exercise of options | $		$ 2,056,713		$ 186,164
Shares reserved for issuance under stock option plan, maximum percentage of total issued and outstanding shares	10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under stock option plan	5.00%	5.00%
Description of vesting requirements	Options granted to Consultants performing Investor Relations activities shall vest over a minimum of 12 months with no more than 1/4 of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.	Options granted to Consultants performing Investor Relations activities shall vest over a minimum of 12 months with no more than 1/4 of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.
Number of common shares issued in ATM Equity Program | shares	16,363,500	16,363,500
Proceeds from common shares issued in ATM Equity Program	$ 81,726,582	$ 64,543,080
Average price per ATM Share | $ / shares	$ 4.99
Cash commission paid in Equity Distribution Agreement | $		$ 1,842,480
Maximum term of options granted	10 years	10 years
Number of stock options granted	1,138,000	1,138,000	3,000,000	3,000,000
Number of warrants granted in Norway Acquisition | shares	1,250,000	1,250,000
Number of warrants vesting upon receipt of all regulatory permits required to commence construction | shares	400,000	400,000
Number of warrants vesting upon commencement of the mining of digital currency or other revenue generating activity | shares	450,000	450,000
Share-based compensation | $		$ 1,654,346		$ 686,659
Stock option 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement	187,500	187,500
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.29
Stock option 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement	5,625,000	5,625,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.30
Stock option 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement	300,000	300,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.62
Stock option 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement	1,344,472	1,344,472
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 2.00
Stock option 5 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement	20,000	20,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 2.85
Stock option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation | $		$ 936,127		524,953
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments vested	1,626,000	1,626,000
Shares reserved for issuance under restricted share unit plan, maximum percentage of total issued and outstanding shares	10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under restricted share unit plan	5.00%	5.00%
Maximum number of shares authorized in share-based arrangment | shares	10,000,000	10,000,000
Share-based compensation | $		$ 718,219		$ 161,706
Number of other equity instruments granted	310,000	310,000	3,100,000	3,100,000
Common shares issuance in ATM Program during subsequent period [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program | shares	6,897,700	6,897,700
Proceeds from common shares issued in ATM Equity Program	$ 26,808,163	$ 21,484,385
Average price per ATM Share | $ / shares	$ 3.94
Cash commission paid in Equity Distribution Agreement | $		$ 644,532
Options granted in subsequent period [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement	215,577	215,577
Proceeds from exercise of options | $	$ 303,654
Options granted in subsequent period [Member] | Expiring April 6, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted	175,000	175,000
Exercise price, share options granted | $ / shares	$ 5.03
Options granted in subsequent period [Member] | Expiring April 29, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted	550,000	550,000
Exercise price, share options granted | $ / shares	$ 3.67
Options granted in subsequent period [Member] | Expiring June 4, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted	50,000	50,000
Exercise price, share options granted | $ / shares	$ 2.99
Restricted share-units granted in subsequent period [Member] | Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted	517,500	517,500